Shareholder Report, Holdings (Details) - C000198134	Oct. 31, 2024
912797LY1 | United States Treasury Bill, 1/16/25, 4.500%
Holdings [Line Items]
Percent of Net Asset Value	11.40%
912797LX3 | United States Treasury Bill, 1/9/25, 4.500%
Holdings [Line Items]
Percent of Net Asset Value	11.00%
912797LC9 | United States Treasury Bill, 11/7/24, 4.050%
Holdings [Line Items]
Percent of Net Asset Value	10.70%
912797LD7 | United States Treasury Bill, 11/14/24, 4.390%
Holdings [Line Items]
Percent of Net Asset Value	10.40%
912797LF2 | United States Treasury Bill, 12/5//24, 4.540%
Holdings [Line Items]
Percent of Net Asset Value	9.50%
912796ZV4 | United States Treasury Bill, 12/26/24, 4.580%
Holdings [Line Items]
Percent of Net Asset Value	7.60%
912797LR6 | United States Treasury Bill, 1/2/25, 4.530%
Holdings [Line Items]
Percent of Net Asset Value	7.50%
31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.30%
912797JR9 | United States Treasury Bill, 1/23/25, 4.490%
Holdings [Line Items]
Percent of Net Asset Value	7.10%
912797HP5 | United States Treasury Bill, 11/29/24, 4.520%
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.90%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	7.50%
InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	92.50%